Segment Geographical Information And Major Customers (Details) - Schedule of revenue disaggregated by primary major product lines and services - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Software license:
Software license - transferred at a point of time	[1]	$ 2,740	$ 3,188	$ 3,019
PCS services transferred over a period of time		123	112	157
Advertising at a point of time upon clicks		42
Total		2,863	3,300	3,176
Perpetual based software license [Member]
Software license:
Software license - transferred at a point of time		1,068	1,156	1,043
Term-based software license [Member]
Software license:
Software license - transferred at a point of time		$ 1,630	$ 2,032	$ 1,976

[1]	Revenue recognized from sales-based software license was $48, $45 and $99 during the years ended December 31, 2022, 2021 and 2020, respectively (see also Note 2N).